Condensed Financial Information of Parent Company - Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2018	Aug. 30, 2018	Aug. 29, 2018	Jun. 06, 2014	Jun. 05, 2014	Aug. 19, 2013
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value								$ 0.001
Ordinary shares, authorized				250,000,000	100,000,000	100,000,000	50,000,000	50,000,000
Treasury shares, par value	$ 0.001	$ 0.001
Treasury stock	781,011	781,011
Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	30,408,054	29,926,647	158,861
Ordinary shares, outstanding	30,408,054	29,926,647	158,861
Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value	$ 0.001
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	19,675,674	19,675,674
Ordinary shares, outstanding	19,675,674	19,675,674	19,675,674
Parent Company [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury shares, par value	$ 0.001	$ 0.001
Treasury stock	781,011	781,011
Parent Company [Member] | Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	30,408,054	29,926,647
Ordinary shares, outstanding	30,408,054	29,926,647
Parent Company [Member] | Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	19,675,674	19,675,674
Ordinary shares, outstanding	19,675,674	19,675,674